SUPPLEMENT DATED OCTOBER 25, 2006 TO

PROSPECTUSES DATED:

WRL FREEDOM ELITE ADVISOR (May 1, 2004)

WRL FREEDOM SP PLUS (May 1, 1994)

THE EQUITY PROTECTOR (May 1, 1989)

Issued through

WRL Series Life Account

By

Western Reserve Life Assurance Co. of Ohio

The following disclosure supplements the Prospectus:

On November 1, 2006, four portfolios of the AEGON/Transamerica Series Trust will change their names as well as the sub-adviser. These portfolios will not change investment objectives or advisory fees. The Templeton Great Companies Global will be renamed Templeton Transamerica Global, the Great Companies – Technology will be renamed Transamerica Science & Technology, the Salomon All Cap will be renamed Legg Mason Partners All Cap and the Mercury Large Cap Value will be renamed BlackRock Large Cap Value. The sub-adviser for the Templeton Great Companies Global and the Great Companies - Technology portfolios, Great Companies, LLC, will change to Transamerica Investment Counsel, LLC. The sub-adviser for the Salomon All Cap portfolio, Salomon Brothers Asset Management, will change to ClearBridge Advisors, LLC. The sub-adviser for the Mercury Large Cap Value portfolio, Mercury Advisors, will change to BlackRock Investment Management, LLC.

In addition, on November 1, 2006, two portfolios of the AEGON/Transamerica Series Trust will merge into an existing portfolio. The Great Companies – America portfolio and the Janus Growth portfolio will merge into the Transamerica Equity portfolio.

All references in your prospectus to the Templeton Great Companies Global subaccount should be read as Templeton Transamerica Global subaccount. All references in your prospectus to Great Companies – Technology subaccount should be read as Transamerica Science & Technology subaccount. All references in your prospectus to Great Companies – America subaccount and Janus Growth subaccount should be read as Transamerica Equity subaccount. All references in your prospectus to the Salomon All Cap subaccount should be read as Legg Mason Partners All Cap subaccount. All references in your prospectus to Mercury Large Cap Value subaccount should be read as BlackRock Large Cap Value subaccount. All references in your prospectus to Great Companies, LLC as sub-adviser should be read as Transamerica Investment Counsel, LLC. All references in your prospectus to Salomon Brothers Asset Management as sub-adviser should be read as ClearBridge Advisors, LLC. All references in your prospectus to Mercury Advisors as sub-adviser should be read as BlackRock Investment Management, LLC.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PRODUCT PROSPECTUS

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